Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
The Fund seeks maximum long-term capital appreciation.